Property and Equipment (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2012	Dec. 31, 2013
Property and Equipment
Total property and equipment	$ 5,955,588	$ 5,072,656		$ 6,072,434
Accumulated depreciation	(2,948,204)	(2,591,343)		(3,093,111)
Property and equipment, net	3,007,384	2,481,313		2,979,323
Minimum
Property and Equipment
Estimate Useful life of assets				1 year
Maximum
Property and Equipment
Estimate Useful life of assets				40 years
Equipment leased to customers
Property and Equipment
Total property and equipment	3,424,911	3,526,090		3,496,994
Equipment leased to customers | Minimum
Property and Equipment
Estimate Useful life of assets		2 years		2 years
Equipment leased to customers | Maximum
Property and Equipment
Estimate Useful life of assets		5 years		5 years
EchoStar I
Property and Equipment
Total property and equipment	201,607			201,607
Estimate Useful life of assets		12 years		12 years
EchoStar VII
Property and Equipment
Total property and equipment	177,000			177,000
Estimate Useful life of assets	15 years	15 years	12 years	15 years
EchoStar X
Property and Equipment
Total property and equipment	177,192			177,192
Estimate Useful life of assets	15 years	15 years	12 years	15 years
EchoStar XI
Property and Equipment
Total property and equipment	200,198			200,198
Estimate Useful life of assets	15 years	15 years	12 years	15 years
EchoStar XIV
Property and Equipment
Total property and equipment	316,541			316,541
Estimate Useful life of assets		15 years		15 years
EchoStar XV
Property and Equipment
Total property and equipment	277,658	277,658		277,658
Estimate Useful life of assets		15 years		15 years
Satellites acquired under capital lease agreements
Property and Equipment
Total property and equipment	499,819	499,819		499,819
Satellites acquired under capital lease agreements | Minimum
Property and Equipment
Estimate Useful life of assets		10 years		10 years
Satellites acquired under capital lease agreements | Maximum
Property and Equipment
Estimate Useful life of assets		15 years		15 years
Furniture, fixtures, equipment and other
Property and Equipment
Total property and equipment	580,588	661,321		600,439
Furniture, fixtures, equipment and other | Minimum
Property and Equipment
Estimate Useful life of assets		1 year		1 year
Furniture, fixtures, equipment and other | Maximum
Property and Equipment
Estimate Useful life of assets		10 years		10 years
Buildings and improvements
Property and Equipment
Total property and equipment	74,398	83,258		80,439
Buildings and improvements | Minimum
Property and Equipment
Estimate Useful life of assets		1 year		1 year
Buildings and improvements | Maximum
Property and Equipment
Estimate Useful life of assets		40 years		40 years
Land
Property and Equipment
Total property and equipment	5,207	5,504		5,504
Construction in progress
Property and Equipment
Total property and equipment	20,469	19,006		39,043
Construction in progress | Computer hardware projects
Property and Equipment
Total property and equipment	2,115			20,216
Construction in progress | Software projects
Property and Equipment
Total property and equipment	6,088			15,017
Construction in progress | Other
Property and Equipment
Total property and equipment	$ 12,266			$ 3,810